William J. Evers
                                                        Vice President & Counsel
                                                                  (212) 314-5027
                                                            Fax:  (212) 707-7954

                                                               December 16, 2008

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:  AXA Equitable Life Insurance Company
           Separate Account A
           Registration Statement on Form N-4/A
           File Nos. 333-153809 and 811-01705
           CIK #0000089024
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Commissioners:

         On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable's Form N-4 Registration Statement under the Securities Act of 1933 ("1933 Act") and Amendment No. 198 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account A.

         The Registration Statement relates to our EQUI-VEST(R) 201 group flexible premium variable annuity contract with variable options funded through AXA Equitable's Separate Account A. EQUI-VEST(R) 201 will be offered and sold through AXA Equitable's retail distribution channel. To this end, the principal underwriter of Separate Account A, and the distributor of EQUI-VEST(R) 201 contracts is AXA Advisors, LLC, which is an affiliate of AXA Equitable.

         EQUI-VEST(R) 201 is a flexible premium deferred variable annuity contract to be offered in the TSA and EDC markets. The contract features a Guaranteed withdrawal benefit for life ("GWBL") for TSA contract owners only. The GWBL guarantees lifetime withdrawal amounts up to a maximum amount per contract year, provided amounts are allocated to the GWBL variable investment options.

         On October 2, 2008, we filed an initial Registration Statement on Form N-4 describing the contract. On November 19, 2008, we received written comments on the filing from Mr. Sonny Oh, of the Commission's Staff. We are providing responses to these comments with this Pre-Effective Amendment. This Pre-Effective Amendment is being filed to comply with the Staff's comments and to make other non-material updating and editorial changes. Also included in the filing is updated financial information for AXA Equitable and Separate Account A and additional exhibits to the Registration Statement.

         As discussed with Mr. Oh, the Registrant and Principal Underwriter are submitting a request for effectiveness as of December 19, 2008 or as soon thereafter as practicable. The desired effective date of the Registration Statement is December 19, 2008.

         In addition, disclosure in connection with Guaranteed withdrawal benefit for life feature will also be made to the contract covered by the following Form N-4 Registration Statement: File No. 333-130988. AXA Equitable hereby proposes to file the substantially identically modified prospectus disclosure via post-effective amendment to said Form N-4 registration statement pursuant to Rule 485(b)(1)(vii). AXA Equitable hereby represents that the prospectus will reflect any changes to the prospectus filed in this Registration Statement made pursuant to comments from the Staff. We note that this filing approach is consistent with the SEC Staff's November 7, 1996 generic comment letter in which the Staff stated that it had granted approval under this provision when registrants were "simultaneously making a number of filings that contained identical changes, rendering separate Staff review of each filing duplicative." (1996 SEC No-Act, Lexis 840 (Nov. 7, 1996)).

         Please contact the undersigned at (212) 314-5027 or, in my absence, Christopher Palmer, Esq. of Goodwin Procter at (202) 346-4253. Thank you in advance for your prompt attention to this matter.

                                      Very truly yours,


                                      /s/ William J. Evers
                                      --------------------
                                      William J. Evers

cc:  Christopher Palmer, Esq.